                         EXPEDITION EQUITY INCOME FUND
                        SUPPLEMENT DATED APRIL 15, 2001
                     TO THE PROSPECTUS DATED MARCH 1, 2001
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

    On April 15, 2001, Scott Flurry assumed primary responsibility for the day-to-day management of the Expedition Equity Income Fund. Accordingly, the Prospectus is revised as follows:

    1. The statement on page 25 of the Prospectus that Forrest Armstrong has primary responsibility for the day-to-day management of the Expedition Equity Income Fund is deleted. Mr. Armstrong remains responsible for the day-to-day management of the Expedition Equity Fund.

    2. The information regarding Scott Flurry on page 26 of the Prospectus is supplemented to indicate that he now has primary responsibility for the day-to-day management of the Expedition Equity Income Fund.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.